Submission	Sep. 29, 2025
Submission [Line Items]
Central Index Key	0001810560
Registrant Name	REVELATION BIOSCIENCES, INC.
Registration File Number	333-290309
Form Type	S-3
Submission Type	S-3/A
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A